INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Technology	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2025	—	—	175,558	11,563	79,314	25,707	292,142
Addition of software	—	—	—	—	—	30	30
Decrease from disposal of centers	—	—	—	—	—	(145)	(145)
Amortization expenses	—	—	(12,422)	(1,564)	(13,219)	(8,917)	(36,122)
Intangible assets, net at December 31, 2025	—	—	163,136	9,999	66,095	16,675	255,905

Intangible assets, net at December 31, 2025, in US$	—	—	23,328	1,430	9,451	2,385	36,594

At December 31, 2025
Intangible assets, cost	32,449	418	248,440	21,010	132,190	51,728	486,235
Less: accumulated amortization	(31,486)	(418)	(85,304)	(11,011)	(66,095)	(35,053)	(229,367)
Less: intangible asset impairment	(963)	—	—	—	—	—	(963)
Intangible assets, net at December 31, 2025	—	—	163,136	9,999	66,095	16,675	255,905

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2026	34,177	4,887
2027	29,380	4,201
2028	28,601	4,090
2029	28,372	4,057
2030	28,366	4,056
There after	107,009	15,303
Total	255,905	36,594